CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 73,634	$ 112,734
Restricted cash	8,026	6,363
Short-term investment	44,622
Accounts receivable, net of allowance for doubtful accounts of $3,288 and $4,609 as of December 31, 2011 and 2012	101,222	92,823
Prepaid concession fees	20,759	22,909
Amount due from related parties	1,310	148
Other current assets	9,788	6,627
Deferred tax assets - current	2,064	6,061
Total current assets	261,425	247,665
Property and equipment, net	45,930	56,429
Long-term investments	4,337	2,047
Long term deposits	22,307	15,042
Deferred tax assets - non-current	8,347	5,763
Acquired intangible assets, net	1,521	13,788
Goodwill		20,734
TOTAL ASSETS	343,867	361,468
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to AirMedia Group Inc. $61,697 and $71,045 as of December 31, 2011and 2012, respectively)	72,895	63,577
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to AirMedia Group Inc. $9,585 and $8,716 as of December 31, 2011 and 2012, respectively)	10,999	11,276
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to AirMedia Group Inc. $11,516 and $18,596 as of December 31, 2011 and 2012, respectively)	18,602	11,522
Income tax payable (including income tax payable of the consolidated variable interest entities without recourse to AirMedia Group Inc. $332 and $169 as of December 31, 2011 and 2012, respectively)	1,109	792
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities without recourse to AirMedia Group Inc. $443 and $447 as of December 31, 2011 and 2012, respectively)	447	443
Total current liabilities	104,052	87,610
Non-current liabilities:
Deferred tax liabilities - non-current (including deferred tax liabilities - non-current of the consolidated variable interest entities without recourse to AirMedia Group Inc. $3,800 and $380 as of December 31, 2011 and 2012, respectively)	380	3,800
Total liabilities	104,432	91,410
Commitments and contingencies (Note 22 and Note 23)
Equity
Ordinary shares ($0.001 par value; 900,000,000 shares authorized in 2011 and 2012; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2011 and 2012, respectively; 125,247,597 shares and 122,112,485 shares outstanding as of December 31, 2011 and 2012, respectively)	128	128
Additional paid-in capital	278,652	275,150
Treasury stock (2,414,460 and 5,549,572 shares as of December 31, 2011 and 2012, respectively)	(7,035)	(3,775)
Statutory reserves	10,144	8,049
Accumulated deficits	(72,961)	(38,138)
Accumulated other comprehensive income	32,948	30,734
Total AirMedia Group Inc.'s shareholders' equity	241,876	272,148
Noncontrolling interests	(2,441)	(2,090)
Total equity	239,435	270,058
TOTAL LIABILITIES AND EQUITY	$ 343,867	$ 361,468